ASSETS AND LIABILITIES HELD FOR SALE (Details)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2020 CAD ($)	Oct. 02, 2020 USD ($)
Statement [Line Items]
Cash				$ 226,213
Total Assets	$ 30,209,519		$ 6,173,913
Accounts Payable And Accrued Liabilities		$ 2,796,757	845,273
Total Liabilities	$ 7,839,020		$ 2,112,836
Biblos [Member]
Statement [Line Items]
Cash		16,636
Amounts Receivable		172,030
Prepaid Expenses And Deposits		10,254
Equipment		803
Total Assets		199,723
Accounts Payable And Accrued Liabilities		162,823
Total Liabilities		162,823
Net Carrying Amount		$ 36,900